INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS, NET
Schedule of Finite-Lived Intangible Assets

	June 30,
	2021			2022
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$2,867	(1,468)	1,399	$14,204	(3,462)	10,742

Schedule of Annual amortization expense relating to the existing intangible assets	The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2023	$1,598
2024	1,435
2025	1,259
2026	1,123
2027	1,123